Notes Payable (Future Minimum Payments Due For Notes Payable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 6,005
2016	9,891
2017	215
2018	215
2019	0
Thereafter	0
Long-term Debt	$ 16,326